Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation
Schedule of Group's share-based compensation expense

	Year Ended December 31,
	(Amounts in Thousands)
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Share options	24,195	1,883	(1,230)	(169)
Non-vested restricted share units	18,105	9,647	110,260	15,106
Total share-based compensation	42,300	11,530	109,030	14,937

Schedule of summarizes option activity

Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	options	Price	Term	Options
		RMB	Years	RMB
Outstanding as of January 1, 2024	39,995	353.35	6.2	—
Forfeited or expired	(39,995)	353.35	—	—
Outstanding as of December 31, 2024	—	—	—	—
Exercisable as of December 31, 2024	—	—	—	—

Schedule of summary of non-vested restricted share activity

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares units	value
		RMB
Non-vested as of January 1, 2024	90,350	196.65
Granted	1,294,241	166.31
Vested	(349,650)	169.70
Forfeited	(80,123)	175.20
Non-vested as of December 31, 2024	954,818	165.30